Goodwill and Intangible Assets Indefinite-Lived Intangible Assets - Additional Information (Details) $ in Millions	3 Months Ended						12 Months Ended
	Dec. 28, 2019 USD ($) Brand	Jun. 29, 2019 USD ($)	Mar. 30, 2019 USD ($)	Dec. 29, 2018 USD ($) Brand	Sep. 29, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 28, 2019 USD ($) Brand	Mar. 31, 2019 USD ($) Brand
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 43,400			$ 43,966			$ 43,400
Impairment losses		$ 474		$ 8,600	$ 215	$ 101	$ 687
Number of brands, impairment recognized | Brand				5
Number of brands, more likely than not fair value below carrying amount | Brand				6
Number of brands, valued using the excess earnings method | Brand				3
Number of brands, valued using the relief from royalty method | Brand				2
Brand, percentage of fair value in excess of carrying value	20.00%						20.00%
Impaired Brand
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets			$ 13,500					$ 13,000
Number of brands, impairment recognized | Brand								6
Decrease in market capitalization			25.00%
Maxwell House
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 823						$ 823
Impairment losses	213
Wattie's
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 94						$ 94
10% or Less | Impaired Brand
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets								$ 13,400
Number of brands, impairment recognized | Brand	2						2	3
10 to 20% | Impaired Brand
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets								$ 3,600
Number of brands, impairment recognized | Brand								3
20 to 50% | Impaired Brand
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets								$ 4,200
In Excess of 50% | Impaired Brand
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets								$ 9,300